OTHER REQUIRED DISCLOSURES (Statement of Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, net of tax, change in value of foreign currency basis spreads, beginning balance	$ (3,727,643)	$ (2,903,860)
(Decrease)/Increase, Currency translation adjustment	402,386	(823,783)
Reclassification to income statement, currency translation adjustment	0	0
Other comprehensive income, net of tax, change in value of foreign currency basis spreads, ending balance	(3,325,257)	(3,727,643)
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income, before tax, cash flow hedges, beginning balance	(53,318)	22,721
(Decrease)/increase on cash flow hedges, before tax	112,027	(76,039)
Reclassification adjustments on cash flow hedges, before tax	0	0
Other comprehensive income, before tax, cash flow hedges, ending balance	58,709	(53,318)
Accumulated other comprehensive income, tax, beginning balance	16,023	(6,824)
(Decrease)/Increase on cash flow hedges, tax	(33,640)	22,847
Reclassification to income statement, cash flow hedges, income tax	0	0
Accumulated other comprehensive income, tax, ending balance	(17,617)	16,023
Other comprehensive income, net of tax, cash flow hedges, beginning balance	(37,295)	15,897
Other comprehensive income (loss), (decrease)/increase, net of tax	78,387	(53,192)
Reclassification to income statement, cash flow hedges, net of tax	0	0
Other comprehensive income, net of tax, cash flow hedges, ending balance	$ 41,092	$ (37,295)